Remuneration of Key Management Personnel (Details) - Schedule of Share Options were Granted to Directors - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	150,000		3,500,000
W.Simon [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	75,000
J. Brancaccio [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	75,000
T Adams [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options			3,500,000